Document and Entity Information	0 Months Ended
May 30, 2014
Risk/Return:
Document Type	497
Document Period End Date	May 30, 2014
Entity Registrant Name	AMERICAN BEACON FUNDS
Entity Central Index Key	0000809593
Amendment Flag	false
Document Creation Date	Jun. 30, 2014
Document Effective Date	Jun. 30, 2014
Prospectus Date	May 30, 2014
American Beacon Acadian Emerging Markets Managed Volatility Fund | American Beacon Acadian Emerging Markets Managed Volatility Fund | A Class
Risk/Return:
Trading Symbol	ACDAX
American Beacon Acadian Emerging Markets Managed Volatility Fund | American Beacon Acadian Emerging Markets Managed Volatility Fund | C Class
Risk/Return:
Trading Symbol	ACDCX
American Beacon Earnest Partners Emerging Markets Equity Fund | American Beacon Earnest Partners Emerging Markets Equity Fund | A Class
Risk/Return:
Trading Symbol	ABEAX
American Beacon Earnest Partners Emerging Markets Equity Fund | American Beacon Earnest Partners Emerging Markets Equity Fund | C Class
Risk/Return:
Trading Symbol	ABETX
American Beacon SGA Global Growth Fund | American Beacon SGA Global Growth Fund | A Class
Risk/Return:
Trading Symbol	SGAAX
American Beacon SGA Global Growth Fund | American Beacon SGA Global Growth Fund | C Class
Risk/Return:
Trading Symbol	SGACX